Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation Plans [Abstract]
Schedule of convertible into common shares authorized year
Year authorized	Quantity
2008	8,824,646
2013	4,036,729
2015	62,404
2017	350,000
2018	3,280,000
2019	500,000
2020	451,266

Schedule of movement in number of stock options outstanding and weighted average exercise price
	Time vesting option plans		Performance vesting option plans
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2018 and January 1, 2019	7,102,864	$25.56	432,102	$11.07
Granted	522,372		—
Forfeited	(62,499)		—
Exercised (Note 24)	(18,120)		(22,149)
Expired	—		—
Outstanding at December 31, 2019 and January 1, 2020	7,544,617	$25.63	409,953	$11.07
Granted	650,000		—
Forfeited	(246,049)		(3,691)
Exercised	—		—
Expired	—		—
Outstanding at December 31, 2020	7,948,568	$25.83	406,262	$11.07

Schedule of movement in the number of restricted share units outstanding
Outstanding, January 1, 2019	200,000
Settled	(66,667)
Outstanding, December 31, 2019 and January 1, 2020	133,333
Settled	(66,667)
Outstanding, December 31, 2020	66,666

Schedule of quantity of stock options exercisable and weighted average remaining life
As at December 31,	2020	2019
Time vesting option plans	5,779,565	4,762,335
Performance vesting option plans	406,266	409,953
Weighted average remaining life	6 years	7 years

Schedule of share-based compensation expense
Years ended December 31,	2020	2019	2018
Operating expenses	$12,500	$16,035	$29,505

Schedule of weighted-average assumptions used to determine share-based compensation expense using Black-Scholes option pricing model
	2020	2019	2018
Dividend yield	—%	—%	—%
Expected volatility	32.7%	32.4%	31.7%
Risk-free interest rate	2.79%	2.93%	2.94%
Expected life (years)	10	10	10